Intangible Assets	12 Months Ended
Dec. 31, 2018
Intangible Assets
Intangible Assets

7. Intangible Assets

	Licenses	Software	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2017
Cost	39	152	191
Accumulated amortization	—	(101)	(101)
Carrying amount	39	51	90

Additions	—	—	—
Amortization	—	(51)	(51)
Movement for the period	—	(51)	(51)

Balance at December 31, 2017
Cost	39	152	191
Accumulated amortization	—	(152)	(152)
Carrying amount	39	—	39

Additions	—	—	—
Impairment	(39)	—	(39)
Amortization	—	—	—
Movement for the period	(39)	—	(39)

Balance at December 31, 2018
Cost	39	152	191
Accumulated amortization	(39)	(152)	(191)
Carrying amount	—	—	—

In 2012, the Company acquired an exclusive license from the Massachusetts General Hospital. The initial payment in respect of the license, in the amount of € 39,000 has been impaired and is included in the general and administrative costs for an amount of € 39,000 (2017: € -).

The amortization charge for 2018 is included in the general and administrative costs for an amount of € - (2017: € 51,000).